Related Party Transactions (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Total due from related parties	$ 886,000
Other payables-related parties, net	$ (1,498,865)	$ (1,965,237)
Hu Zhu [Member]
Related Party Transaction [Line Items]
Relationship	Relative of founder	Relative of founder
Nature of transactions	Other receivables from miscellaneous transactions	Other receivables from miscellaneous transactions
Total due from related parties	$ 886